Commitments, Contingencies And Guarantees (Schedule Of Maturity Information Of Derivative Contracts) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Standby Letters Of Credit And Other Guarantees [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Standby letters of credit and other guarantees	¥ 264	[1]	¥ 267	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	21,674	[1]	8,512	[1]
Derivative Contracts [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	3,997,315	[2],[3]	3,539,472	[2],[3]
Maximum Potential Payout /Notional Total, Derivative Contracts	107,572,427	[2],[3]	101,555,634	[2],[3]
Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	37,525,420
Carrying value, Standby letters of credit and other guarantees	12,919
Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	22,496,226
Carrying value, Standby letters of credit and other guarantees	138
Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	12,868,744
Carrying value, Standby letters of credit and other guarantees	212
Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	34,682,037
Carrying value, Standby letters of credit and other guarantees	¥ 8,405

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.